Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 356,488	$ 11,646	$ 566,649	$ 214,550
Expenses disallowed (added) by tax regulations	14,689	480	10,185	(2,190)
Temporary difference not recognized as deferred tax assets	(10,951)	(358)	(85,168)	1,306
Tax exempted (income) expenses by tax regulation	66,353	2,168	(256,788)	12,057
Taxable loss not recognized as deferred tax assets				54,012
Effect of different tax rates in countries in which the Group operates	919	30	1,040	10,451
Withholding tax				57,337
Impact of change in tax rate	(2,774)	(90)
Prior year income tax under estimation	3,729	122	67,885	4,527
Income tax (benefit) on unappropriated retained earnings	28,165	920	246,684	(174,930)
Income tax expense reported in the consolidated statements of comprehensive income	$ 456,618	$ 14,918	$ 550,487	$ 177,120